License Agreement – Stevens Institute of Technology (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
License Agreement – Stevens Institute of Technology [Abstract]
Consideration agreement, description	As consideration for the license and other rights granted under the agreement, QPhoton agreed to pay the following: (i) $35 thousand within 30 days of execution of the agreement, (ii) $28 thousand within 30 days of each annual anniversary of the effective date, (iii) equity in the Company equivalent to nine percent of the outstanding equity of the Company within 30 days of the execution of the agreement, and (iv) royalties of 3.5% of the net sales price of each licensed product sold or licensed by the company during the quarter then-ended, for which it also received payment, concurrent with the delivery of the relevant quarterly report.	As consideration for the license and other rights granted under the agreement, QPhoton agreed to pay the following: (i) $35 thousand within 30 days of execution of the agreement, (ii) $28 thousand within 30 days of each annual anniversary of the effective date, (iii) equity in the Company equivalent to nine percent of the membership units of the Company within 30 days of the execution of the agreement, and (iv) royalties of 3.5% of the Net Sales Price of each licensed product sold or licensed by the Company during the quarter then-ended, for which it also received payment, concurrent with the delivery of the relevant quarterly report.